Loan Commitments and Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Amounts of Financial Instruments with Off-balance-sheet Risk
The contractual amounts of financial instruments with off-balance-sheet risk were as follows at the dates indicated:

	December 31,
	2015		2014
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
	(Dollars in thousands)
Commitments to make loans	$1,491	$969	$5,662	$21,103
Unused lines of credit	7,237	25,447	6,191	26,959
Standby letters of credit	38	964	33	950
Total	$8,766	$27,380	$11,886	$49,012